WARRANTS (Details - Warrant Activity) - Warrant [Member] - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Number of Shares Outstanding beginning balance	9,500,000	9,500,000	9,500,000	4,529,371
Weighted-average Exercise Price Outstanding beginning balance	$ 0.03	$ 0.03	$ 0.03	$ 0.20
Remaining Contractual Term (years) Outstanding beginning balance	6 years 10 months 24 days	7 years 10 months 24 days	7 years 10 months 24 days	3 months 18 days
Aggregate Intrinsic Value Outstanding beginning balance	$ 289,500	$ 1,268,000	$ 1,268,000
Number of Shares, Granted	40,000,000			9,500,000
Weighted-average Exercise Price, Granted	$ 0.03			$ 0.03
Aggregate Intrinsic Value, Granted
Number of Shares, Exercised
Weighted-average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Shares, Expired/Forfeited				(4,529,371)
Weighted-average Exercise Price, Expired/Forfeited				$ 0.20
Aggregate Intrinsic Value, Expired/Forfeited
Number of Shares Outstanding ending balance	49,500,000	9,500,000	9,500,000	9,500,000
Weighted-average Exercise Price Outstanding ending balance	$ 0.03	$ 0.03	$ 0.03	$ 0.03
Remaining Contractual Term (years) Outstanding ending balance	9 years 3 months	7 years 1 month 24 days	6 years 10 months 24 days	7 years 10 months 24 days
Aggregate Intrinsic Value Outstanding ending balance	$ 15,000	$ 685,650	$ 289,500	$ 1,268,000
Remaining Contractual Term (years) Granted				8 years 6 months 10 days